Fair Value Measurements (Details 3) (Recurring, Level 3)	6 Months Ended
Jun. 30, 2014
Available for sale securities | Note receivable | Discounted cash flow | Weighted average
Significant unobservable inputs used in the fair value measurements
Discount rate (as a percent)	8.30%
Available for sale securities | Warrant | Binomial model | SWS | Common Stock | Weighted average
Significant unobservable inputs used in the fair value measurements
Price volatility (as a percent)	24.00%
Loans held for sale | Discounted cash flow | Minimum
Significant unobservable inputs used in the fair value measurements
Discount rate (as a percent)	86.00%
Loans held for sale | Discounted cash flow | Maximum
Significant unobservable inputs used in the fair value measurements
Discount rate (as a percent)	90.00%
Mortgage servicing asset | Discounted cash flow | Weighted average
Significant unobservable inputs used in the fair value measurements
Constant prepayment rate (as a percent)	10.32%
Discount rate (as a percent)	11.11%
Derivative Liabilities | Discounted cash flow | Minimum
Significant unobservable inputs used in the fair value measurements
Discount rate (as a percent)	14.00%
Time to receive full payment of cash flows	10 years 9 months
Derivative Liabilities | Discounted cash flow | Maximum
Significant unobservable inputs used in the fair value measurements
Discount rate (as a percent)	28.00%
Time to receive full payment of cash flows	14 years